Schedule of Investments (unaudited) May 31, 2019	iShares® ESG MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
BBVA Banco Frances SA, ADR	153,970	$1,379,571

Brazil — 4.4%
Atacadao SA	178,000	1,052,703
B3 SA - Brasil, Bolsa, Balcao	640,800	5,986,628
Banco Bradesco SA	124,642	1,039,642
Banco do Brasil SA	160,200	2,122,003
Banco Santander Brasil SA	231,400	2,701,558
Cielo SA	249,200	426,538
Cosan SA	71,200	857,441
Engie Brasil Energia SA	213,600	2,527,578
Klabin SA	124,600	494,975
Localiza Rent a Car SA	106,830	1,038,170
Lojas Renner SA	58,410	657,157
M. Dias Branco SA	53,400	527,807
Natura Cosmeticos SA	124,600	1,909,235
Petrobras Distribuidora SA	89,000	580,919
Ultrapar Participacoes SA	409,400	2,162,884
WEG SA	195,880	953,279

		25,038,517

Chile — 0.8%
Banco Santander Chile	10,527,276	743,881
Empresas COPEC SA	243,326	2,526,165
Enel Americas SA	8,701,708	1,390,747

		4,660,793

China — 28.1%
3SBio Inc.(a)	356,000	580,276
AAC Technologies Holdings Inc.	123,000	654,176
Agricultural Bank of China Ltd., Class H	1,780,000	762,804
Alibaba Group Holding Ltd., ADR(b)(c)	150,588	22,476,765
Alibaba Health Information Technology Ltd.(b)	712,000	674,718
Alibaba Pictures Group Ltd.(b)	3,560,000	740,101
Autohome Inc., ADR(b)	5,518	473,996
BAIC Motor Corp. Ltd., Class H(a)	979,000	605,589
Baidu Inc., ADR(b)	14,952	1,644,720
Bank of China Ltd., Class H	3,560,000	1,475,662
Bank of Shanghai Co. Ltd., Class A	498,400	809,442
Baozun Inc., ADR(b)(c)	18,690	733,209
BBMG Corp., Class H	2,314,000	699,464
BOC Aviation Ltd.(a)	160,200	1,335,247
BOE Technology Group Co. Ltd., Class A	1,210,400	600,561
Brilliance China Automotive Holdings Ltd.	712,000	724,663
BYD Co. Ltd., Class A	89,000	619,379
BYD Co. Ltd., Class H(c)	178,000	1,042,044
BYD Electronic International Co. Ltd.	534,000	702,869
China Agri-Industries Holdings Ltd.	1,602,000	484,244
China Aoyuan Group Ltd.	534,000	576,870
China Construction Bank Corp., Class H	10,146,000	8,023,060
China Everbright Bank Co. Ltd., Class H	3,026,000	1,366,236
China Everbright International Ltd.	1,246,666	1,179,798
China Everbright Ltd.	400,000	639,751
China First Capital Group Ltd.(b)	1,424,000	435,888
China International Capital Corp. Ltd., Class H(a)	569,600	1,034,507
China Life Insurance Co. Ltd., Class H	356,000	826,371
China Longyuan Power Group Corp. Ltd., Class H	1,424,000	899,019
China Mengniu Dairy Co. Ltd.	273,000	997,564
China Merchants Bank Co. Ltd., Class H	979,000	4,713,604
China Merchants Securities Co. Ltd., Class A	284,800	635,066

Security	Shares	Value

China (continued)
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	195,800	$613,397
China Minsheng Banking Corp. Ltd., Class H	3,471,000	2,523,382
China Mobile Ltd.	295,500	2,579,790
China Molybdenum Co. Ltd., Class A	996,800	579,405
China Molybdenum Co. Ltd., Class H	2,730,000	856,547
China Oilfield Services Ltd., Class H	582,000	520,349
China Overseas Land & Investment Ltd.	356,000	1,235,015
China Pacific Insurance Group Co. Ltd., Class H	284,800	1,053,395
China Shenhua Energy Co. Ltd., Class H	356,000	731,020
China Tower Corp. Ltd., Class H(a)	7,476,000	1,678,168
China Vanke Co. Ltd., Class H	231,400	818,992
CNOOC Ltd.	1,424,000	2,321,102
Country Garden Services Holdings Co. Ltd.	890,000	1,825,280
CSPC Pharmaceutical Group Ltd.	712,000	1,147,838
Ctrip.com International Ltd., ADR(b)	39,160	1,353,370
Fosun International Ltd.	1,068,000	1,378,495
GDS Holdings Ltd., ADR(b)(c)	20,648	670,854
Geely Automobile Holdings Ltd.	1,638,000	2,686,633
Genscript Biotech Corp.(b)	356,000	769,160
Greentown Service Group Co. Ltd.	712,000	560,297
Guangzhou Automobile Group Co. Ltd., Class H	713,200	687,680
HengTen Networks Group Ltd.(b)(c)	16,376,000	405,194
Huaneng Renewables Corp. Ltd., Class H	3,308,000	894,447
Huaxia Bank Co. Ltd., Class A	489,474	529,493
Huazhu Group Ltd., ADR	18,690	571,914
Hutchison China MediTech Ltd., ADR(b)(c)	22,784	629,066
Industrial & Commercial Bank of China Ltd., Class H	4,628,000	3,305,482
Industrial Bank Co. Ltd., Class A	373,800	947,285
iQIYI Inc., ADR(b)	28,124	512,701
JD.com Inc., ADR(b)	52,332	1,348,072
Kingboard Laminates Holdings Ltd.	534,000	455,639
Kingdee International Software Group Co. Ltd.	1,602,000	1,783,735
Legend Holdings Corp., Class H(a)	569,600	1,374,500
Lenovo Group Ltd.	2,492,000	1,732,200
Meituan Dianping, Class B(b)	284,800	2,199,417
MMG Ltd.(b)	3,560,000	1,085,179
NetEase Inc., ADR	4,450	1,106,315
New Oriental Education & Technology Group Inc., ADR(b)	13,172	1,128,182
Orient Securities Co. Ltd./China, Class A	373,797	552,623
Pinduoduo Inc., ADR(b)	37,380	725,920
Ping An Insurance Group Co. of China Ltd., Class H	623,000	6,881,124
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	178,000	523,292
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	925,600	1,827,460
Shanghai Pudong Development Bank Co. Ltd., Class A	480,600	771,522
Shenzhou International Group Holdings Ltd.	160,200	1,888,961
Shui On Land Ltd.	5,696,000	1,293,134
Sino Biopharmaceutical Ltd.	890,000	897,883
Sinopharm Group Co. Ltd., Class H	142,400	534,871
Sinotrans Ltd., Class H	1,780,000	653,832
SOHO China Ltd.	2,937,000	917,748
Sunac China Holdings Ltd.	188,000	810,453
Suning.com Co. Ltd., Class A	605,196	946,226
Sunny Optical Technology Group Co. Ltd.	89,000	758,831
TAL Education Group, ADR(b)	24,564	845,247
Tencent Holdings Ltd.	658,600	27,383,742
Tong Ren Tang Technologies Co. Ltd., Class H	356,000	455,866
Towngas China Co. Ltd.	896,000	675,381
TravelSky Technology Ltd., Class H	190,000	393,544
Vipshop Holdings Ltd., ADR(b)	92,026	693,876

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wuxi Biologics Cayman Inc.(a)(b)	178,000	$1,682,254
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	758,136	797,727
Xinyi Solar Holdings Ltd.	1,424,000	780,966
Yanzhou Coal Mining Co. Ltd., Class H	712,000	669,269
Yuzhou Properties Co. Ltd.	1,246,000	567,335
Zhongsheng Group Holdings Ltd.(c)	445,000	1,120,368

		161,816,108

Colombia — 0.6%
Bancolombia SA	55,002	610,336
Cementos Argos SA	958,174	2,072,484
Grupo Argos SA/Colombia	164,472	845,199

		3,528,019

Czech Republic — 0.3%
Komercni Banka AS	39,338	1,481,434

Egypt — 0.1%
Commercial International Bank Egypt SAE	113,050	484,143

Greece — 0.2%
OPAP SA	86,152	900,033

Hungary — 0.8%
MOL Hungarian Oil & Gas PLC	417,944	4,696,207

India — 10.2%
Asian Paints Ltd.	214,846	4,338,461
Axis Bank Ltd.(b)	128,872	1,494,696
Axis Bank Ltd., GDR(b)(d)	46,636	2,704,888
Bajaj Finance Ltd.	21,716	1,080,359
Bharat Petroleum Corp. Ltd.	142,934	839,561
Bharti Airtel Ltd.	247,537	1,238,906
Dabur India Ltd.	360,272	2,046,881
Eicher Motors Ltd.	2,492	713,286
HCL Technologies Ltd.	98,434	1,543,150
Hero MotoCorp Ltd.	15,486	595,575
Hindalco Industries Ltd.	265,754	751,221
Hindustan Unilever Ltd.	134,034	3,439,740
Housing Development Finance Corp. Ltd.	197,224	6,176,829
Indiabulls Housing Finance Ltd.	96,654	1,090,857
Indian Oil Corp. Ltd.	483,626	1,148,843
Infosys Ltd.	554,826	5,873,376
Infosys Ltd., ADR	37,024	387,641
Mahindra & Mahindra Ltd.	54,468	505,709
Mahindra & Mahindra Ltd., GDR	183,162	1,694,249
Marico Ltd.	279,460	1,491,509
Nestle India Ltd.	11,214	1,850,156
Power Grid Corp. of India Ltd.	215,380	585,029
REC Ltd.	285,690	592,563
Reliance Industries Ltd.	219,474	4,188,953
Reliance Industries Ltd., GDR(a)	41,652	1,605,685
Tata Consultancy Services Ltd.	195,800	6,171,284
Titan Co. Ltd.	99,502	1,764,348
Wipro Ltd.	360,628	1,482,020
Wipro Ltd., ADR(c)	89,178	394,167
Yes Bank Ltd.	438,058	929,026

		58,718,968

Indonesia — 1.7%
Astra International Tbk PT	6,052,000	3,159,040
Bank Mandiri Persero Tbk PT	2,509,800	1,349,638
Bank Negara Indonesia Persero Tbk PT	1,477,400	869,516

Security	Shares	Value

Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT	2,296,200	$659,620
Kalbe Farma Tbk PT	5,518,000	543,198
Telekomunikasi Indonesia Persero Tbk PT	3,221,800	880,366
Unilever Indonesia Tbk PT	320,400	998,970
United Tractors Tbk PT	747,600	1,327,844

		9,788,192

Malaysia — 3.0%
Axiata Group Bhd	801,000	896,478
CIMB Group Holdings Bhd	1,085,800	1,365,509
DiGi.Com Bhd	462,800	548,888
Malayan Banking Bhd	818,800	1,762,457
Maxis Bhd(c)	1,548,600	2,047,308
Nestle Malaysia Bhd	49,200	1,725,904
Petronas Dagangan Bhd	160,200	984,788
Public Bank Bhd	925,600	5,212,781
RHB Bank Bhd	623,000	866,744
Sime Darby Plantation Bhd	907,800	1,009,509
Telekom Malaysia Bhd	1,032,400	889,384

		17,309,750

Mexico — 2.5%
Alsea SAB de CV	391,600	764,570
Arca Continental SAB de CV	391,600	2,091,635
Cemex SAB de CV, CPO(b)	3,524,400	1,435,890
Coca-Cola Femsa SAB de CV	516,200	3,216,988
Fomento Economico Mexicano SAB de CV	71,200	661,481
Grupo Financiero Banorte SAB de CV, Class O	445,000	2,418,609
Infraestructura Energetica Nova SAB de CV	587,400	2,390,155
Kimberly-Clark de Mexico SAB de CV, Class A	712,000	1,283,390

		14,262,718

Peru — 0.1%
Credicorp Ltd.	2,670	597,546

Philippines — 0.6%
BDO Unibank Inc.	473,480	1,252,665
Globe Telecom Inc.	16,910	703,489
SM Prime Holdings Inc.	1,833,400	1,398,925

		3,355,079

Poland — 0.9%
Bank Polska Kasa Opieki SA	40,762	1,127,399
KGHM Polska Miedz SA(b)	64,080	1,584,673
Polski Koncern Naftowy ORLEN SA	72,446	1,825,129
Santander Bank Polska SA	9,256	879,929

		5,417,130

Qatar — 0.7%
Commercial Bank PQSC (The)	53,222	676,008
Ooredoo QPSC	58,562	1,031,761
Qatar National Bank QPSC	47,882	2,461,530

		4,169,299

Russia — 4.0%
Alrosa PJSC	517,980	700,937
Gazprom PJSC	402,280	1,328,351
Gazprom PJSC, ADR	113,564	746,115
Inter RAO UES PJSC	34,888,000	2,149,797
LUKOIL PJSC	63,546	5,139,479
LUKOIL PJSC, ADR	2,136	172,076
Novatek PJSC, GDR(d)	17,088	3,503,040
Novolipetsk Steel PJSC	259,880	687,468
Polymetal International PLC	102,272	1,095,681
Polymetal International PLC, New	19,599	210,759

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Polyus PJSC	11,748	$932,482
Rosneft Oil Co. PJSC	2,040	13,560
Rosneft Oil Co. PJSC, GDR(d)	100,570	670,198
Sberbank of Russia PJSC	1,117,840	4,002,456
Sberbank of Russia PJSC, ADR	54,824	792,207
Tatneft PJSC	97,900	1,124,912

		23,269,518

Saudi Arabia — 1.0%
Almarai Co. JSC	38,982	530,106
Banque Saudi Fransi	104,130	1,112,005
National Commercial Bank	38,626	561,312
Saudi Arabian Mining Co.(b)	61,054	777,348
Saudi Basic Industries Corp.	100,570	2,998,047

		5,978,818

South Africa — 6.6%
Absa Group Ltd.	65,504	760,445
Bidvest Group Ltd. (The)	42,542	605,217
Clicks Group Ltd.	79,744	1,044,464
Exxaro Resources Ltd.	87,220	1,017,821
FirstRand Ltd.	294,946	1,355,445
Growthpoint Properties Ltd.	1,011,574	1,680,919
Investec Ltd.	503,028	2,960,980
Kumba Iron Ore Ltd.	50,552	1,535,017
Mondi Ltd.	151,300	3,113,304
Mr. Price Group Ltd.	37,558	508,642
MTN Group Ltd.	124,422	877,257
MultiChoice Group Ltd.(b)	50,730	424,763
Naspers Ltd., Class N	47,170	10,613,809
NEPI Rockcastle PLC	109,292	923,886
Netcare Ltd.	653,794	835,347
Old Mutual Ltd.	1,750,096	2,529,419
Standard Bank Group Ltd.	228,552	3,120,365
Vodacom Group Ltd.	437,524	3,570,520
Woolworths Holdings Ltd./South Africa	213,244	670,164

		38,147,784

South Korea — 11.2%
Amorepacific Corp.	6,408	963,164
AMOREPACIFIC Group	18,334	997,601
BNK Financial Group Inc.	111,250	644,576
Celltrion Inc.(b)	4,806	766,765
GS Engineering & Construction Corp.	18,690	630,115
GS Holdings Corp.	46,280	1,946,954
Hana Financial Group Inc.	32,029	976,281
Hankook Tire & Technology Co. Ltd.	38,982	1,145,663
Hyundai Marine & Fire Insurance Co. Ltd.	21,004	542,340
KB Financial Group Inc.	81,702	3,004,910
LG Chem Ltd.	8,722	2,438,850
LG Corp.	22,962	1,413,313
LG Display Co. Ltd.(b)(c)	105,910	1,520,750
LG Electronics Inc.	34,354	2,267,381
LG Household & Health Care Ltd.	1,424	1,528,148
LG Innotek Co. Ltd.	6,586	523,717
Lotte Chemical Corp.	3,560	771,249
NAVER Corp.	14,062	1,316,578
NCSoft Corp.	1,958	784,252
POSCO	19,580	3,904,820
Samsung Card Co. Ltd.	17,800	550,038
Samsung Electro-Mechanics Co. Ltd.	7,654	611,857
Samsung Electronics Co. Ltd.	524,388	18,713,989

Security	Shares	Value

South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	8,010	$1,822,747
Samsung SDI Co. Ltd.	7,120	1,306,340
Shinhan Financial Group Co. Ltd.	130,652	4,876,548
SK Holdings Co. Ltd.	9,078	1,764,680
SK Hynix Inc.	48,594	2,664,530
SK Innovation Co. Ltd.	9,790	1,356,411
SK Telecom Co. Ltd.	6,408	1,347,891
S-Oil Corp.	16,376	1,148,204

		64,250,662

Taiwan — 11.9%
Acer Inc.	1,780,000	1,072,645
ASE Technology Holding Co. Ltd.	534,186	1,010,497
Cathay Financial Holding Co. Ltd.	2,492,000	3,216,247
Chailease Holding Co. Ltd.	178,000	655,975
China Steel Corp.	1,958,000	1,505,082
Chunghwa Telecom Co. Ltd.	715,000	2,544,484
Delta Electronics Inc.	356,000	1,604,745
E.Sun Financial Holding Co. Ltd.	8,010,514	6,943,079
Eva Airways Corp.	4,272,606	2,034,092
Far Eastern New Century Corp.	1,068,000	1,108,119
Far EasTone Telecommunications Co. Ltd.	890,000	2,210,043
Fubon Financial Holding Co. Ltd.	2,548,000	3,485,994
Hiwin Technologies Corp.	18,496	139,543
Hotai Motor Co. Ltd.	124,000	1,984,785
Inventec Corp.	1,958,000	1,474,113
Lite-On Technology Corp.	890,039	1,269,775
MediaTek Inc.	184,000	1,810,170
President Chain Store Corp.	179,000	1,704,357
Taishin Financial Holding Co. Ltd.	7,298,000	3,255,098
Taiwan Business Bank	2,492,000	1,020,843
Taiwan Mobile Co. Ltd.	178,000	664,421
Taiwan Semiconductor Manufacturing Co. Ltd.	3,029,000	22,564,792
Tatung Co. Ltd.(b)	712,000	489,870
United Microelectronics Corp.	1,780,000	726,358
Win Semiconductors Corp.	178,000	982,554
Wistron Corp.	2,670,768	1,900,902
Yuanta Financial Holding Co. Ltd.	1,602,000	899,502

		68,278,085

Thailand — 4.1%
BTS Group Holdings PCL, NVDR	10,460,500	3,768,060
Central Pattana PCL, NVDR	1,068,000	2,404,455
Kasikornbank PCL, Foreign	89,000	527,293
Kasikornbank PCL, NVDR	445,000	2,622,403
Minor International PCL, NVDR	2,812,400	3,443,574
PTT Exploration & Production PCL, NVDR	302,600	1,199,978
PTT PCL, NVDR	1,623,700	2,372,893
Siam Cement PCL (The), NVDR	302,600	4,321,833
Siam Commercial Bank PCL (The), NVDR	747,600	3,059,142

		23,719,631

Turkey — 0.4%
Arcelik AS(b)	467,072	1,394,257
Turkcell Iletisim Hizmetleri AS	362,764	723,582

		2,117,839

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	1,126,562	$2,754,221
First Abu Dhabi Bank PJSC	750,448	3,036,034

		5,790,255

Total Common Stocks — 95.4% (Cost: $561,034,120)		549,156,099

Preferred Stocks

Brazil — 3.0%
Banco Bradesco SA, Preference Shares, NVS	534,046	5,047,952
Cia. Brasileira de Distribuicao, Preference Shares, NVS	71,200	1,586,284
Cia. Energetica de Minas Gerais, Preference Shares, NVS	516,282	1,946,741
Itau Unibanco Holding SA, Preference Shares, NVS	569,610	5,093,079
Itausa-Investimentos Itau SA, Preference Shares, NVS	480,631	1,521,311
Telefonica Brasil SA, Preference Shares, NVS	195,800	2,403,482

		17,598,849

Chile — 0.3%
Embotelladora Andina SA, Class B, Preference Shares	306,516	1,023,042
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	21,004	635,802

		1,658,844

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	43,788	513,182

South Korea — 0.7%
LG Household & Health Care Ltd., Preference Shares, NVS	890	544,806
Samsung Electronics Co. Ltd., Preference Shares, NVS	113,386	3,313,320

		3,858,126

Total Preferred Stocks — 4.1% (Cost: $22,064,430)		23,629,001

Rights

China — 0.0%
Legend Holdings Corp. (Expires 07/04/19)(b)	29,546	—

Total Rights — 0.0% (Cost: $0)		—

Security	Shares	Value

Warrants

Thailand — 0.0%
Minor International PCL (Expires 12/31/21)(b)	113,600	$—

Total Warrants — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(e)(f)(g)	14,742,469	14,748,366

Total Short-Term Investments — 2.6% (Cost: $14,744,255)		14,748,366

Total Investments in Securities — 102.1% (Cost: $597,842,805)		587,533,466

Other Assets, Less Liabilities — (2.1)%		(12,151,607)

Net Assets — 100.0%		$575,381,859

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31,2019, for purposes of Section2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	18,597,393	(3,854,924)	14,742,469	$14,748,366	$72,094	(a)	$(848)	$1,618
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	—	9,407		—	—

				$14,748,366	$81,501		$(848)	$1,618

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI EM ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini	40	06/21/19	$2,000	$(41,385)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$549,156,099	$—		$—	$549,156,099
Preferred Stocks	23,629,001	—		—	23,629,001
Rights	—	0	(a)	—	0	(a)
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	14,748,366	—		—	14,748,366

	$587,533,466	$0	(a)	$—	$587,533,466

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(41,385)	$—		$—	$(41,385)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares